Parent company accounts - Cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	£ 23,184	£ 25,965	£ 24,347
Interest paid, classified as operating activities	15,736	18,952	15,944
Balances with banks and other regulatory authorities	2,775	2,317	2,973
Barclays Bank PLC
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	23,086	25,935	24,134
Interest paid, classified as operating activities	20,178	23,199	20,609
Dividends received, classified as operating activities	1,667	1,803	529
Balances with banks and other regulatory authorities	£ 858	£ 589	£ 767